EQUITY (Details) ¥ in Thousands, $ in Thousands		Dec. 31, 2022 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
Authorized:
Authorized 10,000,000 preferred shares, no par value
Authorized 200,000,000 common shares, no par value
Common shares issued and fully paid:
Common shares issued	[1]	$ 65,351	¥ 450,782	¥ 450,782

[1]	The numbers of common shares above are before giving effect to the Share Combination which became effective on April 3, 2023. Refer to Note 31 for further details.